Acquisitions - Summary of Supplemental Proforma Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Business Acquisition Pro Forma Information [Abstract]
Revenue	$ 244,453	$ 166,669	$ 471,652	$ 340,939
Net income (loss)	$ (45,696)	$ 19,032	$ (51,211)	$ 66,518
Basic and diluted net income (loss) per common share	$ (0.84)	$ 0.35	$ (0.95)	$ 1.23